Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Abstract]
Allowance for doubtful receivables	$ 7,489	$ 10,265	$ 7,299
Lease term	12 months
Contract assets	$ 162,604	138,740
Contract asset cost recognized	848	310,271	268,509
Deferred revenue	518,011	409,654
Revenue recognized	6,538	331,204	547,737
Valuation allowance	5,116,424	2,297,022	$ 929,574	$ 238,081
Deferred tax assets, net of valuation allowances	596,836	192,228
Deferred tax liabilities	507,903	192,228
Deferred tax assets	$ 88,933
GST rate	9.00%	9.00%	8.00%
Total expenses	$ 195,164	$ 300,041	$ 134,063
Translation of foreign currencies	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Description of CODM	The Group’s CODM relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Group.
Number of reportable segment (in Segment) | Segment	1